Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)-net	[1],[2]	¥ 252,307	¥ (286,903)	[3]	¥ (281,158)	[3]
Equity in earnings of equity method investees-net		(209,732)	(227,984)	[3]	(197,821)	[3]
Interest income on Loans, including fees		(2,576,417)	(2,271,219)		(2,023,649)
Other non-interest income		(103,665)	(63,978)		(63,617)
Other non-interest expenses		(302,687)	(329,314)		(355,172)
Total before tax		(870,842)	(1,661,819)		(272,543)
Income tax expense		133,237	407,823		94,453
Net of tax		(737,605)	(1,253,996)	[3]	(178,090)	[3]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(34,445)	(283,447)		(269,032)
Income tax expense		11,167	86,573		87,060
Net of tax		(23,278)	(196,874)		(181,972)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(367)	262		19
Total before tax		(28,953)	(280,258)		(274,278)
Income tax expense		9,100	84,328		86,845
Net of tax		(19,853)	(195,930)		(187,433)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)-net	[4]	(29,182)	(287,279)		(307,041)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)-net		596	6,759		32,744
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		1,016	417		215
Total before tax		1,016	417		215
Income tax expense		(311)	(128)		(68)
Net of tax		705	289		147
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(77)	(234)		(35)
Total before tax		3,662	(8,016)		(18,367)
Income tax expense		(980)	2,850		7,402
Net of tax		2,682	(5,166)		(10,965)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		3,739	(7,782)		(18,332)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(1,168)	5,904		20,105
Income tax expense		574	(2,237)		(6,652)
Net of tax		(594)	3,667		13,453
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	11,431	17,280		31,837
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	(6,269)	(6,959)		(9,927)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Gain on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	(6,330)	(4,417)		(1,805)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(9,004)	(5,743)		(39)
Other non-interest expenses		2	4,249		3,332
Total before tax		(9,002)	(1,494)		3,293
Income tax expense		2,784	1,760		(467)
Net of tax		¥ (6,218)	¥ 266		¥ 2,826

[1]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income for the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[2]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value by ¥706 million, ¥99 million and ¥596 million; Other comprehensive income-net by ¥35 million, ¥15 million and ¥10 million; Total credit losses by ¥741 million, ¥114 million and ¥606 million, for the twelve months ended March 31, 2017, 2018 and 2019, respectively.
[3]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[4]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019 while included unrealized gains (losses) related to both debt and equity securities for the fiscal years ended March 31, 2017 and 2018.
[5]	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.